Composition of Income Tax Expense (Detail)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Domestic tax authority USD ($)	Dec. 31, 2014 Domestic tax authority CNY	Dec. 31, 2013 Domestic tax authority CNY	Dec. 31, 2012 Domestic tax authority CNY	Dec. 31, 2014 Foreign tax authority USD ($)	Dec. 31, 2014 Foreign tax authority CNY	Dec. 31, 2013 Foreign tax authority CNY	Dec. 31, 2012 Foreign tax authority CNY
Income Taxes [Line Items]
Current income tax (expense) benefit	$ 0	0	0	0	$ 0	0	0	0	$ 0	0	0	0
Deferred taxation	(3,386,516)	(21,011,979)	134,391,290	135,199,657	(10,000,941)	(62,051,840)	70,063,810	62,228,916	6,614,425	41,039,861	64,327,480	72,970,741
Change in valuation allowance	3,386,516	21,011,979	(134,391,290)	(135,199,657)	10,000,941	62,051,840	(70,063,810)	(62,228,916)	(6,614,425)	(41,039,861)	(64,327,480)	(72,970,741)
Income tax (expense) benefit	$ 0	0	0	0